                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03165

Active Assets Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: June 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN ACTIVE ASSETS GOVERNMENT SECURITIES TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended June 30, 2005

MARKET CONDITIONS

During the 12-month period ended June 30, 2005, the Federal Open Market Committee (the "Fed") continued the tightening it began on June 30, 2004 (the last day of the previous reporting period), and increased its target rate for federal funds with eight additional steps of 25 basis points each. As a result, the Fed increased that rate from 1.25 percent at the start of the period to 3.25 percent, a three-year high, at the close of the period.

PERFORMANCE ANALYSIS

As of June 30, 2005, Active Assets Government Securities Trust had net assets of approximately $1.05 billion and an average portfolio maturity of 26 days. For the 12-month period ended June 30, 2005, the Fund provided a total return of
1.61 percent. For the seven-day period ended June 30, 2005, the Fund provided an effective annualized yield of 2.57 percent and a current yield of 2.53 percent, while its 30-day moving average yield for June was 2.51 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with the Fund's long-term focus on maintaining preservation of capital and liquidity. We adhered to a conservative approach in managing the Fund that emphasized purchasing high-quality money market obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We also took advantage of the rising yields available on money market securities by reinvesting the proceeds of maturing short-term holdings at increased levels as rates climbed. We anticipate continuing this approach if rates continue to rise during the remainder of 2005.

PORTFOLIO COMPOSITION

U.S. Government Agencies -- Discount Notes        63.6%
U.S. Government Agencies -- Floating Rate Notes   23.0
Repurchase Agreements                             12.8
U.S. Government Obligation                         0.6

MATURITY SCHEDULE

 1 - 30 Days                                      63.1%
31 - 60 Days                                      26.2
61 - 90 Days                                      10.7

DATA AS OF JUNE 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM U.S. GOVERNMENT SECURITIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                          BEGINNING           ENDING          EXPENSES PAID
                                                        ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                        -------------     -------------      ---------------
                                                                                               01/01/05 -
                                                          01/01/05          06/30/05            06/30/05
                                                        -------------     -------------      ---------------
Actual (1.06% return)                                    $ 1,000.00        $ 1,010.60            $  2.89
Hypothetical (5% annual return
  before expenses)                                       $ 1,000.00        $ 1,021.92            $  2.91

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.58% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was better than its performance peer group average for all three periods. The Board concluded that the Fund's performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; but (ii) the Fund's total expense ratio was lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the management fee rate was competitive in light of the fact that the Adviser managed the Fund so that the total expense ratio of the Fund was less than the total expense ratio of the funds in the expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for shareholder services. The Board concluded that the total benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005

                                                                          ANNUALIZED
PRINCIPAL                       DESCRIPTION                                 YIELD
AMOUNT IN                           AND                                   ON DATE OF
THOUSANDS                      MATURITY DATES                              PURCHASE            VALUE
---------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES (63.6%)
$ 434,920      Federal Home Loan Banks
                 07/01/05 - 08/17/05                                      2.85 - 3.15%    $   434,256,563
   75,000      Federal National Mortgage Assoc.
                 07/27/05 - 08/10/05                                      3.08 - 3.12          74,773,125
  159,133      Freddie Mac
                 07/11/05 - 08/23/05                                      2.98 - 3.20         158,796,762
                                                                                          ---------------
               TOTAL U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES
                (COST $667,826,450)                                                           667,826,450
                                                                                          ---------------
               U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES (23.0%)
  212,000      Federal Home Loan Banks
                 07/16/05 - 09/12/05*                                     3.14 - 3.27+        211,973,997
   30,000      Freddie Mac 07/07/05*                                          3.08+            30,001,830
                                                                                          ---------------
               TOTAL U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES
                (COST $241,975,827)                                                           241,975,827
                                                                                          ---------------
               REPURCHASE AGREEMENTS (a) (12.8%)
   80,000      Goldman Sachs & Co. due 07/01/05
                (dated 06/21/05; proceeds $80,069,333)                        3.12             80,000,000
   30,000      Goldman Sachs & Co. due 07/05/05
                (dated 06/27/05; proceeds $30,021,267)                        3.19             30,000,000
   24,200      Goldman Sachs& Co. due 07/06/05
                (dated 06/29/05; proceeds $24,215,387)                        3.27             24,200,000
                                                                                          ---------------
               TOTAL REPURCHASE AGREEMENTS (COST $134,200,000)                                134,200,000
                                                                                          ---------------
               U.S. GOVERNMENT OBLIGATION (0.6%)
    6,000      U.S. Treasury Bill 08/18/05 (COST $5,977,680)                  2.81              5,977,680
                                                                                          ---------------
               TOTAL INVESTMENTS (COST $1,049,979,957) (b)                      100.0%      1,049,979,957
               OTHER ASSETS IN EXCESS OF LIABILITIES                              0.0             203,992
                                                                          -----------     ---------------
               NET ASSETS                                                       100.0%    $ 1,050,183,949
                                                                          ===========     ===============

----------
   *  DATE OF NEXT INTEREST RATE RESET.
   +  RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2005.
  (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 6.00% DUE 02/01/34 VALUED AT $130,950,256 AND FREDDIE MAC 5.00% DUE 07/01/20 VALUED AT $5,933,744.
  (b) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS:
Investments in securities, at value (cost $1,049,979,957) (including
  repurchase agreements of $134,200,000)                                           $  1,049,979,957
Cash                                                                                          4,259
Interest receivable                                                                         749,247
Prepaid expenses and other assets                                                            53,638
                                                                                   ----------------
    TOTAL ASSETS                                                                      1,050,787,101
                                                                                   ----------------
LIABILITIES:
Payable for:
    Investment advisory fee                                                                 347,681
    Distribution fee                                                                         88,496
    Administration fee                                                                       44,248
Accrued expenses and other payables                                                         122,727
                                                                                   ----------------
    TOTAL LIABILITIES                                                                       603,152
                                                                                   ----------------
    NET ASSETS                                                                     $  1,050,183,949
                                                                                   ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $  1,050,139,313
Accumulated undistributed net investment income                                              44,636
                                                                                   ----------------
    NET ASSETS                                                                     $  1,050,183,949
                                                                                   ================
NET ASSET VALUE PER SHARE,
1,050,183,618 shares outstanding (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)   $           1.00
                                                                                   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005

NET INVESTMENT INCOME:

INTEREST INCOME                                                                    $     23,936,099
                                                                                   ----------------
EXPENSES
Investment advisory fee                                                                   4,483,980
Distribution fee                                                                          1,100,263
Administration fee                                                                          366,942
Transfer agent fees and expenses                                                            121,784
Professional fees                                                                            68,183
Custodian fees                                                                               54,073
Registration fees                                                                            48,926
Shareholder reports and notices                                                              34,600
Trustees' fees and expenses                                                                  21,551
Other                                                                                        60,273
                                                                                   ----------------
    TOTAL EXPENSES                                                                        6,360,575
                                                                                   ----------------

    NET INVESTMENT INCOME                                                                17,575,524

    NET REALIZED GAIN                                                                           988
                                                                                   ----------------
NET INCREASE                                                                       $     17,576,512
                                                                                   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE YEAR       FOR THE YEAR
                                                                          ENDED              ENDED
                                                                      JUNE 30, 2005      JUNE 30, 2004
                                                                    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $     17,575,524    $      6,292,220
Net realized gain                                                                988                  --
                                                                    ----------------    ----------------

    NET INCREASE                                                          17,576,512           6,292,220
                                                                    ----------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    (17,576,043)         (6,291,908)
Net realized gain                                                               (988)                 --
                                                                    ----------------    ----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                    (17,577,031)         (6,291,908)
                                                                    ----------------    ----------------

Net decrease from transactions in shares of beneficial interest          (33,016,332)       (145,493,270)
                                                                    ----------------    ----------------

    NET DECREASE                                                         (33,016,851)       (145,492,958)

NET ASSETS:
Beginning of period                                                    1,083,200,800       1,228,693,758
                                                                    ----------------    ----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$44,636 AND $45,155, RESPECTIVELY)                                  $  1,050,183,949    $  1,083,200,800
                                                                    ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2005, aggregated $24,589,191,229 and $24,638,752,035, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended June 30, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,377. At June 30, 2005, the Fund had an accrued pension liability of $61,088 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                       FOR THE YEAR      FOR THE YEAR
                                                                          ENDED              ENDED
                                                                      JUNE 30, 2005      JUNE 30, 2004
                                                                    ----------------    ----------------
Shares sold                                                            5,910,005,493       6,114,878,629
Shares issued in reinvestment of dividends and distributions              17,546,368           6,279,365
                                                                    ----------------    ----------------
                                                                       5,927,551,861       6,121,157,994
Shares redeemed                                                       (5,960,568,193)     (6,266,651,264)
                                                                    ----------------    ----------------
Net decrease in shares outstanding                                       (33,016,332)       (145,493,270)
                                                                    ================    ================

6. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE YEAR ENDED JUNE 30,
                                                 ----------------------------------------------------------------------
                                                    2005           2004           2003           2002           2001
                                                 ----------     ----------     ----------     ----------     ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                 ----------     ----------     ----------     ----------     ----------
Net income from investment operations                 0.016          0.005          0.009          0.020          0.053
Less dividends from net investment income            (0.016)+       (0.005)        (0.009)+       (0.020)+       (0.053)
                                                 ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                           1.61%          0.50%          0.95%          2.01%          5.48%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                               0.58%          0.56%          0.55%          0.53%          0.56%
Net investment income                                  1.60%          0.49%          0.96%          1.96%          5.24%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions           $    1,050     $    1,083     $    1,229     $    1,427     $    1,603

----------
+ INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Government Securities Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 19, 2005

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                           TERM OF                                            IN FUND
                            POSITION(S)   OFFICE AND                                          COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN       OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*         DURING PAST 5 YEARS**         BY TRUSTEE***      HELD BY TRUSTEE
--------------------------  -----------  ------------  -----------------------------------  -------------  -------------------------
Michael Bozic (64)          Trustee      Since         Private Investor; Director or        197            Director of various
c/o Kramer Levin Naftalis                April 1994    Trustee of the Retail Funds (since                  business organizations.
 & Frankel LLP                                         April 1994) and the Institutional
Counsel to the Independent                             Funds (since July 2003); formerly
 Trustees                                              Vice Chairman of Kmart Corporation
1177 Avenue of the                                     (December 1998-October 2000),
 Americas                                              Chairman and Chief Executive
New York, NY 10036                                     Officer of Levitz Furniture
                                                       Corporation (November 1995-November
                                                       1998) and President and Chief
                                                       Executive Officer of Hills
                                                       Department Stores (May 1991-July
                                                       1995); formerly variously Chairman,
                                                       Chief Executive Officer, President
                                                       and Chief Operating Officer
                                                       (1987-1991) of the Sears
                                                       Merchandise Group of Sears, Roebuck
                                                       & Co.

Edwin J. Garn (72)          Trustee      Since         Consultant; Director or Trustee of   197            Director of Franklin
1031 N. Chartwell Court                  January 1993  the Retail Funds (since January                     Covey (time management
Salt Lake City, UT 84103                               1993) and the Institutional Funds                   systems), BMW Bank of
                                                       (since July 2003); member of the                    North America, Inc.
                                                       Utah Regional Advisory Board of                     (industrial loan
                                                       Pacific Corp. (utility company);                    corporation), Escrow Bank
                                                       formerly Managing Director of                       USA (industrial loan
                                                       Summit Ventures LLC (lobbying and                   corporation), United
                                                       consulting firm) (2000-2004);                       Space Alliance (joint
                                                       United States Senator (R-Utah)                      venture between Lockheed
                                                       (1974-1992) and Chairman, Senate                    Martin and the Boeing
                                                       Banking Committee (1980-1986),                      Company) and Nuskin Asia
                                                       Mayor of Salt Lake City, Utah                       Pacific (multilevel
                                                       (1971-1974), Astronaut, Space                       marketing); member of the
                                                       Shuttle Discovery (April 12-19,                     board of various civic
                                                       1985), and Vice Chairman, Huntsman                  and charitable
                                                       Corporation (chemical company).                     organizations.

Wayne E. Hedien (71)        Trustee      Since         Retired; Director or Trustee of the  197            Director of The PMI Group
c/o Kramer Levin Naftalis                September     Retail Funds (since September 1997)                 Inc. (private mortgage
 & Frankel LLP                           1997          and the Institutional Funds (since                  insurance); Trustee and
Counsel to the                                         July 2003); formerly associated                     Vice Chairman of The
 Independent Trustees                                  with the Allstate Companies                         Field Museum of Natural
1177 Avenue of the                                     (1966-1994), most recently as                       History; director of
 Americas                                              Chairman of The Allstate                            various other business
New York, NY 10036                                     Corporation (March 1993-December                    and charitable
                                                       1994) and Chairman and Chief                        organizations.
                                                       Executive Officer of its
                                                       wholly-owned subsidiary, Allstate
                                                       Insurance Company (July
                                                       1989-December 1994).

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                           TERM OF                                            IN FUND
                            POSITION(S)   OFFICE AND                                          COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN        OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*         DURING PAST 5 YEARS**         BY TRUSTEE***       HELD BY TRUSTEE
--------------------------  -----------  ------------  -----------------------------------  -------------  -------------------------
Dr. Manuel H. Johnson (56)  Trustee      Since         Senior Partner, Johnson Smick        197            Director of NVR, Inc.
c/o Johnson Smick                        July 1991     International, Inc., a consulting                   (home construction);
 Group, Inc.                                           firm; Chairman of the Audit                         Director of KFX Energy;
888 16th Street, NW                                    Committee and Director or Trustee                   Director of RBS Greenwich
Suite 740                                              of the Retail Funds (since July                     Capital Holdings
Washington, D.C. 20006                                 1991) and the Institutional Funds                   (financial holding
                                                       (since July 2003); Co-Chairman and                  company).
                                                       a founder of the Group of Seven
                                                       Council (G7C), an international
                                                       economic commission; formerly Vice
                                                       Chairman of the Board of Governors
                                                       of the Federal Reserve System and
                                                       Assistant Secretary of the U.S.
                                                       Treasury.

Joseph J. Kearns (62)       Trustee      Since         President, Kearns & Associates LLC   198            Director of Electro Rent
c/o Kearns & Associates                  July 2003     (investment consulting); Deputy                     Corporation (equipment
 LLC                                                   Chairman of the Audit Committee and                 leasing), The Ford Family
PMB754                                                 Director or Trustee of the Retail                   Foundation, and the UCLA
23852 Pacific Coast                                    Funds (since July 2003) and the                     Foundation.
 Highway                                               Institutional Funds (since August
Malibu, CA 90265                                       1994); previously Chairman of the
                                                       Audit Committee of the
                                                       Institutional Funds (October 2001-
                                                       July 2003); formerly CFO of the
                                                       J. Paul Getty Trust.

Michael E. Nugent (69)      Trustee      Since         General Partner of Triumph Capital,  197            Director of various
c/o Triumph Capital, L.P.                July 1991     L.P., a private investment                          business organizations.
445 Park Avenue                                        partnership; Chairman of the
New York, NY 10022                                     Insurance Committee and Director or
                                                       Trustee of the Retail Funds (since
                                                       July 1991) and the Institutional
                                                       Funds (since July 2001); formerly
                                                       Vice President, Bankers Trust
                                                       Company and BT Capital Corporation
                                                       (1984-1988).

Fergus Reid (72)            Trustee      Since         Chairman of Lumelite Plastics        198            Trustee and Director of
c/o Lumelite Plastics                    July 2003     Corporation; Chairman of the                        certain investment
 Corporation                                           Governance Committee and Director                   companies in the JPMorgan
85 Charles Colman Blvd.                                or Trustee of the Retail Funds                      Funds complex managed by
Pawling, NY 12564                                      (since July 2003) and the                           J.P. Morgan Investment
                                                       Institutional Funds (since                          Management Inc.
                                                       June 1992).

INTERESTED TRUSTEES:

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                            TERM OF                                            IN FUND
                              POSITION(S)  OFFICE AND                                          COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN       OTHER DIRECTORSHIPS
   INTERESTED TRUSTEE         REGISTRANT   TIME SERVED*      DURING PAST 5 YEARS**           BY TRUSTEE***      HELD BY TRUSTEE
----------------------------  -----------  ------------ ------------------------------------ -------------  ------------------------
Charles A. Fiumefreddo (72)   Chairman of  Since        Chairman and Director or Trustee of  197            None.
c/o Morgan Stanley Trust      the Board    July 1991    the Retail Funds (since July 1991)
Harborside Financial Center,  and Trustee               and the Institutional Funds (since
Plaza Two,                                              July 2003); formerly Chief Executive
Jersey City, NJ 07311                                   Officer of the Retail Funds (until
                                                        September 2002).

James F. Higgins (57)         Trustee      Since        Director or Trustee of the Retail    197            Director of AXA
c/o Morgan Stanley Trust                   June 2000    Funds (since June 2000) and the                     Financial, Inc. and The
Harborside Financial Center,                            Institutional Funds (since                          Equitable Life Assurance
Plaza Two,                                              July 2003); Senior Advisor of Morgan                Society of the United
Jersey City, NJ 07311                                   Stanley (since August 2000);                        States (financial
                                                        Director of the Distributor and                     services).
                                                        Dean Witter Realty Inc.; previously
                                                        President and Chief Operating
                                                        Officer of the Private Client Group
                                                        of Morgan Stanley (May 1999-
                                                        August 2000), and President and
                                                        Chief Operating Officer of
                                                        Individual Securities of Morgan
                                                        Stanley (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                      TERM OF
                                  POSITION(S)        OFFICE AND
NAME, AGE AND ADDRESS OF          HELD WITH          LENGTH OF
  EXECUTIVE OFFICER               REGISTRANT        TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------   ---------------  ---------------   ------------------------------------------------------------
Mitchell M. Merin (51)            President        Since May 1999    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                          Investment Management Inc.; President, Director and Chief
New York, NY 10020                                                   Executive Officer of the Investment Adviser and the
                                                                     Administrator; Chairman and Director of the Distributor;
                                                                     Chairman and Director of the Transfer Agent; Director of
                                                                     various Morgan Stanley subsidiaries; President of the
                                                                     Institutional Funds (since July 2003) and President of the
                                                                     Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                     President (since December 2002) of the Van Kampen Closed-End
                                                                     Funds; Trustee (since May 1999) and President (since October
                                                                     2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)            Executive Vice    Since            Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas       President and     April 2003       (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020                Principal                          Incorporated, Morgan Stanley Investment Management Inc. and
                                  Executive                          Morgan Stanley; Managing Director, Chief Administrative
                                  Officer                            Officer and Director of the Investment Adviser and the
                                                                     Administrator; Director of the Transfer Agent; Managing
                                                                     Director and Director of the Distributor; Executive Vice
                                                                     President and Principal Executive Officer of the
                                                                     Institutional Funds (since July 2003) and the Retail Funds
                                                                     (since April 2003); Director of Morgan Stanley SICAV (since
                                                                     May 2004); previously, President and Director of the
                                                                     Institutional Funds (March 2001-July 2003) and Chief Global
                                                                     Operations Officer and Managing Director of Morgan Stanley
                                                                     Investment Management Inc.

Joseph J. McAlinden (62)          Vice President    Since July 1995  Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                          Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                   Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                     President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                   Vice President    Since            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                         February 1997    (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                   Management; Managing Director (since December 2000),
                                                                     Secretary (since February 1997) and Director (since July
                                                                     1998) of the Investment Adviser and the Administrator; Vice
                                                                     President of the Retail Funds; Assistant Secretary of Morgan
                                                                     Stanley DW; Vice President of the Institutional Funds (since
                                                                     July 2003); Managing Director, Secretary and Director of the
                                                                     Distributor; previously Secretary (February 1997-July 2003)
                                                                     and General Counsel (February 1997-April 2004) of the Retail
                                                                     Funds; Vice President and Assistant General Counsel of the
                                                                     Investment Adviser and the Administrator (February 1997-
                                                                     December 2001).

Amy R. Doberman (43)              Vice President    Since July 2004  Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                          Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                   Management Inc. and the Investment Adviser, Vice President
                                                                     of the Institutional and Retail Funds (since July 2004);
                                                                     Vice President of the Van Kampen Funds (since August 2004);
                                                                     previously, Managing Director and General Counsel -
                                                                     Americas, UBS Global Asset Management (July 2000-July 2004)
                                                                     and General Counsel, Aeltus Investment Management, Inc.
                                                                     (January 1997-July 2000).

Carsten Otto (41)                 Chief             Since October    Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas       Compliance        2004             Morgan Stanley Investment Management (since October 2004);
New York, NY 10020                Officer                            Executive Director of the Investment Adviser and Morgan
                                                                     Stanley Investment Management Inc.; formerly Assistant
                                                                     Secretary and Assistant General Counsel of the Morgan
                                                                     Stanley Retail Funds.

                                                   TERM OF
                               POSITION(S)       OFFICE AND
 NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
   EXECUTIVE OFFICER            REGISTRANT       TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   ---------------  ----------------   ---------------------------------------------------------------
Stefanie V. Chang (38)        Vice President   Since July 2003    Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                       Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                                Adviser; Vice President of the Institutional Funds (since
                                                                  December 1997) and the Retail Funds (since July 2003);
                                                                  formerly practiced law with the New York law firm of Rogers &
                                                                  Wells (now Clifford Chance US LLP).

Francis J. Smith (39)         Treasurer and    Treasurer since    Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust      Chief Financial  July 2003 and      Administration (since December 2001); previously, Vice
Harborside Financial Center,  Officer          Chief Financial    President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                     Officer since      Vice President of the Investment Adviser and the
Jersey City, NJ 07311                          September 2002     Administrator (August 2000-November 2001) and Senior Manager
                                                                  at PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (59)         Vice President   Since July 2003    Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                          Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                      Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                        (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                             Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)           Secretary        Since July 2003    Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                       Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                                Adviser; Secretary of the Institutional Funds (since June
                                                                  1999) and the Retail Funds (since July 2003); formerly
                                                                  practiced law with the New York law firms of McDermott,
                                                                  Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          Of the Fund's ordinary dividends paid during the fiscal year ended June 30, 2005, 52.23% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800)869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

RA05-00652P-Y06/05


[GRAPHIC]


                                                            MORGAN STANLEY FUNDS


                                                                   ACTIVE ASSETS
                                                                      GOVERNMENT
                                                                SECURITIES TRUST


                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2005


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2004

                                                            REGISTRANT       COVERED ENTITIES(1)
              AUDIT FEES                                    $  28,105                 N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES                  $     540(2)     $  3,215,745(2)
                        TAX FEES                            $   4,977(3)     $     24,000(4)
                        ALL OTHER FEES                      $       -        $          -
              TOTAL NON-AUDIT FEES                          $   5,517        $  3,239,745

              TOTAL                                         $  33,622        $  3,239,745

          2004

                                                            REGISTRANT       COVERED ENTITIES(1)
              AUDIT FEES                                    $  26,761                 N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES                  $     452(2)     $  3,225,276(2)
                        TAX FEES                            $   4,929(3)     $    610,053(4)
                        ALL OTHER FEES                      $       -        $          -(5)
              TOTAL NON-AUDIT FEES                          $   5,381        $  3,835,329

              TOTAL                                         $  32,142        $  3,835,329

            N/A- Not applicable, as not required by Item 4.

            (1) Covered Entities include the Adviser (excluding sub-advisors)
                and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
            (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
            (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
            (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
            (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005